STOCK BASED COMPENSATION - Common Stock to Employees (Details) - Employee - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	0.40%	0.40%	0.30%	1.70%
Risk-free interest rate, Maximum	0.90%	0.90%	1.70%	2.60%
Expected volatility, Minimum	52.70%	52.70%	52.70%	52.70%
Expected volatility, Maximum	54.20%	54.20%	54.20%	53.60%
Expected life, Minimum (in years)	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 7 months 6 days
Expected life, Maximum (in years)	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days	6 years 1 month 6 days
Fair value of Common Stock, Minimum			$ 1.40
Fair value of Common Stock, Maximum			$ 7.98
Fair value of Common Stock	$ 3.34	$ 3.34		$ 3.34